Financial expense, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial income [Abstract]
Interest income from loans and credits	$ 1,641	$ 2,066	$ 6,651
Interest rates gains on derivatives: cash flow hedges	3,928	689	401
Total	5,569	2,755	7,052
Financial expenses [Abstract]
Interest on loans and notes	(292,043)	(302,558)	(316,237)
Interest rates losses on derivatives: cash flow hedges	(41,220)	(58,712)	(62,149)
Total	(333,263)	(361,270)	(378,386)
Non-monetary financial income			3,800
Other financial income/(expense), net [Abstract]
Other financial income	27,938	32,321	162,290
Other financial losses	(21,435)	(16,571)	(121,415)
Total	6,503	$ 15,750	40,875
Notes Conversion Option [Member]
Other financial income/(expense), net [Abstract]
Other financial losses			(16,000)
Kaxu [Member]
Other financial income/(expense), net [Abstract]
Income for non-monetary change to fair value of derivatives	6,200
Kaxu [Member] | Notes Conversion Option [Member]
Other financial income/(expense), net [Abstract]
Income for non-monetary change to fair value of derivatives	$ 12,000
Solana [Member]
Other financial income/(expense), net [Abstract]
Other financial income			145,000
Helios 1 & 2 [Member]
Other financial income/(expense), net [Abstract]
Other financial losses			$ (73,000)